UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   ----------

                                   FORM N-CSRS

                                   ----------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-21998

              OLD MUTUAL ABSOLUTE RETURN INSTITUTIONAL FUND, L.L.C.
               (Exact name of registrant as specified in charter)

                                   ----------

                          800 Westchester Avenue, S-618
                            Rye Brook, New York 10573
               (Address of principal executive offices) (Zip code)

                          SEI Investments Distributors
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-888-266-2200

                        DATE OF FISCAL YEAR END: MARCH 31

                  DATE OF REPORTING PERIOD: SEPTEMBER 30, 2009

================================================================================

ITEM 1. REPORTS TO STOCKHOLDERS.

Old Mutual Absolute Return Institutional Fund, L.L.C.

Financial Statements (Unaudited)

For the six-month period ended September 30, 2009

              Old Mutual Absolute Return Institutional Fund, L.L.C.
                                Table of Contents

Financial Statements (Unaudited):

Statement of Assets and Liabilities................................         1
Statement of Operations............................................         2
Statements of Changes in Members' Capital .........................         3
Statement of Cash Flows............................................         4
Financial Highlights...............................................         5
Notes to Financial Statements......................................         6
Investment Management Agreement Approval...........................         14

For a description of the portfolio holdings of the Master Fund (as defined in Note 1), into which the Fund invests substantially all of its assets, please see the attached financial statements of the Master Fund, which should be read in conjunction with the financial statements of the Fund.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the "Commission") for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling toll free (888) 266-2200; and (ii) on the Commission's website at http://www.sec.gov.

             Old Mutual Absolute Return Institutional Fund, L.L.C.
                Statement of Assets and Liabilities (Unaudited)
                               September 30, 2009

ASSETS
Investment in Old Mutual Absolute
   Return Master Fund, L.L.C.                          $1,437,273
Cash                                                       84,980
Receivable due from Adviser                                12,105
Prepaid insurance fees                                      1,144
Prepaid filing fees                                            42
                                                       ----------
   TOTAL ASSETS                                         1,535,544
                                                       ----------
LIABILITIES
Professional fees payable                                  75,619
Administration fees payable                                 6,186
Board of Managers' fees payable                             1,875
Management fee payable                                      1,498
Member Services fee payable                                   602
Other accrued expenses                                      1,032
                                                       ----------
   TOTAL LIABILITIES                                       86,812
                                                       ----------

   NET ASSETS                                          $1,448,732
                                                       ==========

MEMBERS' CAPITAL
Net capital                                            $1,438,962
Accumulated net investment loss                           (23,484)
Accumulated net realized loss
   allocated from Master Fund                             (18,189)
Net unrealized appreciation/depreciation on
   investments allocated from Master Fund                  51,443
                                                       ----------
   TOTAL MEMBERS' CAPITAL                              $1,448,732
                                                       ==========

   NET ASSET VALUE PER UNIT
      (BASED ON 14,302 UNITS ISSUED AND OUTSTANDING)   $   101.30
                                                       ==========

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

              Old Mutual Absolute Return Institutional Fund, L.L.C.
                       Statement of Operations (Unaudited)
                For the six-month period ended September 30, 2009

INVESTMENT INCOME ALLOCATED FROM OLD MUTUAL
   ABSOLUTE RETURN MASTER FUND, L.L.C.:
      Interest                                      $   194
                                                    -------
EXPENSES ALLOCATED FROM OLD MUTUAL
   ABSOLUTE RETURN MASTER FUND, L.L.C.:
      Professional fees                               5,410
      Due diligence fees                              1,335
      Board of Managers' fees                           288
      Printing fees                                     218
      Administration fee                                192
      Insurance fees                                    104
      Custody fee                                        57
      Filing fees                                         7
      Other expenses                                    195
                                                    -------
         Total Expenses allocated from Old Mutual
            Absolute Return Master Fund, L.L.C.       7,806
                                                    -------

FUND EXPENSES:
      Professional fees                              30,539
      Registration fees                              17,953
      Management fee                                  8,264
      Administration fee                              6,189
      Board of Managers' fees                         3,750
      Member Services fee                             3,320
      Printing fees                                   2,927
      Filing fees                                     2,860
      Insurance fees                                  1,138
      Custody fee                                       750
      Other expenses                                    627
                                                    -------
         Total Fund Expenses                         78,317
                                                    -------
      Total expenses before reimbursement            86,123
      Fund expenses reimbursed                      (69,149)
                                                    -------
         Total Net Expenses                          16,974
                                                    -------
NET INVESTMENT LOSS                                 (16,780)
                                                    -------
REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS ALLOCATED FROM MASTER FUND:
Net realized loss on investments                    (34,888)
Net change in unrealized appreciation/
   depreciation on investments                       58,256
                                                    -------
NET GAIN ON INVESTMENTS                              23,368
                                                    -------
NET INCREASE IN MEMBERS' CAPITAL DERIVED
   FROM INVESTMENT ACTIVITIES                       $ 6,588
                                                    =======

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

              Old Mutual Absolute Return Institutional Fund, L.L.C.
                    Statements of Changes in Members' Capital

                                                         For the six-
                                                         months ended         For the year
                                                       September 30, 2009       ended
                                                          (Unaudited)       March 31, 2009
                                                       -----------------    ------------
FROM INVESTMENT ACTIVITIES:
   Net investment loss*                                $         (16,780)   $      (3,609)
   Net realized gain (loss) on investments                       (34,888)           9,679
   Net change in unrealized appreciation/
      depreciation on investments                                 58,256          (11,781)
                                                       -----------------    -------------

         Net increase (decrease) in Members' Capital
            derived from investment activities                     6,588           (5,711)
                                                       -----------------    -------------

MEMBERS' CAPITAL TRANSACTIONS :
   Proceeds from sales of Interests                            1,291,465               --
   Redemptions of Interests                                           --          (52,503)
                                                       -----------------    -------------
            Total Members' Capital Transactions                1,291,465          (52,503)
                                                       -----------------    -------------

Net Increase (Decrease) in Members' Capital                    1,298,053          (58,214)
Members' Capital at Beginning of Period                          150,679          208,893
                                                       -----------------    -------------
Members' Capital at End of Period                      $       1,448,732    $     150,679
                                                       =================    =============

ACCUMULATED NET INVESTMENT LOSS                        $        (23,484)    $      (6,704)
                                                       =================    =============


----------
*    Investment income less net expenses.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

             Old Mutual Absolute Return Institutional Fund, L.L.C.
                      Statement of Cash Flows (Unaudited)
               For the six-month period ended September 30, 2009

CASH FLOWS FROM BY OPERATING ACTIVITIES
Net increase in Members' Capital derived from investment activities        $      6,588
Adjustments to reconcile net increase in Members' Capital derived from investment activities to net cash used in operating activities:
      Purchases of investment in Old Mutual
         Absolute Return Master Fund, L.L.C., at fair value                  (1,352,966)
      Proceeds from sales of investment in Old Mutual
         Absolute Return Master Fund, L.L.C.                                     75,000
      Net realized loss on investments allocated
         from Master Fund                                                        34,888
      Net change in unrealized appreciation/depreciation
         on investments allocated from Master Fund                              (58,256)
      Net investment loss allocated from Master Fund                              7,612
   Changes in operating assets and liabilities:
      Increase in prepaid insurance fees                                           (823)
      Increase in prepaid filing fees                                               (42)
      Decrease in receivable for investments sold                                 1,275
      Decrease in receivable due from Adviser                                   415,588
      Decrease in management fee payable                                         (2,083)
      Increase in administration fee payable                                      5,345
      Increase in professional fees payable                                      25,228
      Increase in Member Services fee payable                                       420
      Decrease in payable due to Adviser                                       (363,191)
      Increase in other accrued expenses                                            157
                                                                           ------------
Net cash used in operating activities                                        (1,205,260)
                                                                           ------------

CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from the sales of Interests                                          1,291,465
Redemption of Interests, net of change in redemptions payable                    (1,275)
                                                                              ---------
Net cash provided by financing activities                                     1,290,190
                                                                           ------------


NET CHANGE IN CASH                                                               84,930
Cash, beginning of Period                                                            50
                                                                           ------------
CASH, END OF PERIOD                                                        $     84,980
                                                                           ------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

              Old Mutual Absolute Return Institutional Fund, L.L.C.
                              Financial Highlights

                                       For the six-month
                                          period ended            For the year         For the year    October 13, 2006*
                                       September 30, 2009             ended               ended               to
                                          (Unaudited)            March 31, 2009       March 31, 2008    March 31, 2007
                                       ------------------        --------------       --------------   ----------------
PER UNIT OPERATING PERFORMANCE
Net asset value, end of
   period/Issuance price               $           101.00        $       100.00(6)
Income (loss) from investment
   operations:
   Net investment loss                              (1.26)                (0.62)(6)              N/A                N/A
   Net gain on investments                           1.56                  1.62(6)
                                       ------------------        --------------
Total from investment operations                     0.30                  1.00(6)

Net asset value, end of period         $           101.30        $       101.00(6)
                                       ==================        ==============

Total Return                                         0.30%(1)             (3.05)%(7)            5.89%                --%

Net assets, end of period (in 000's)   $            1,449        $          151       $          209     $          100

Ratio to average members' capital:
   Expenses, before waivers and
      reimbursements (2)                            12.89%(3)             91.39%              142.31%             83.60%(3)

   Expenses, net of waivers and
      reimbursements (2)                             2.55%(3)              2.55%                2.55%              0.00%(3)

   Net investment loss, before waivers
      and reimbursements                           (12.85)%(3)            91.07)%            (142.06)%           (83.60)%(3)

   Net investment loss, net of waivers
      and reimbursements                            (2.51)%(3)            (2.23)%              (2.30)%             0.00%(3)

Portfolio turnover rate (5)                         22.99%(4)             52.98%               25.01%                --%

----------
*     Date of formation, prior to commencement of operations.

(1)   Total return is for the period indicated and has not been annualized..

(2) Expenses of Portfolio Funds from the Master Fund are not included in the expense ratio.

(3)   Annualized.

(4)   Not annualized.

(5) Represents portfolio turnover rate of Old Mutual Absolute Return Master Fund, L.L.C. Portfolio turnover rate is the lesser of purchases or proceeds from sales of investments in portfolio funds during the period divided by the average value of investments in portfolio funds held during the period

(6) For the period January 1, 2009 through March 31, 2009. See Note 6 for additional information.

(7) Total return listed is for the year ended March 31, 2009, which takes into consideration the Fund's change to unit structure during the year. See
      Note 6 for additional information.

Note: The expense ratios, the net investment loss ratio, and the total return percentages are calculated for the Members taken as a whole. The computation of such ratios and return based on the amount of expenses charged to any specific Member may vary from the overall ratios presented in the financial statements as a result of the timing of capital transactions.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

             Old Mutual Absolute Return Institutional Fund, L.L.C.
                   Notes to Financial Statements (Unaudited)
                               September 30, 2009

1. ORGANIZATION

Old Mutual Absolute Return Institutional Fund, L.L.C. (the "Fund") is a Delaware limited liability company that is registered under the Investment Company Act of 1940, as amended (the "1940 Act") with the United States Securities and Exchange Commission (SEC), as a non-diversified, closed-end, management investment company, which was formed on October 13, 2006 and commenced operations on April 1, 2007.

Investors who purchase units of limited liability company interests in the Fund ("Units") and are admitted to the Fund by its Board of Managers (the "Board"), will become members of the Fund ("Members").

The Fund employs a "fund of funds" investment program that enables eligible investors, through one investment, to participate in the investment programs of a professionally selected group of asset managers without being subject to the high minimum investment requirements that many asset managers typically impose. The Fund is similar to a private investment fund in that it is actively managed and Units are sold solely to highnet worth individual and institutional investors, but differs from a typical private investment fund in that it has registered as an investment company underthe 1940 Act and has registered the offering of its Units under the Securities Act of 1933, as amended (the "1933 Act").

The Fund's investment objective is to seek to generate attractive returns while attempting to reduce volatility. In pursuing its investment objective, the Fund invests substantially all of its assets in Old Mutual Absolute Return Master Fund, L.L.C. (the "Master Fund"), a Delaware limited liability company, which, like the Fund, is registered under the 1940 Act. The Master Fund, in turn, invests its assets primarily in private investment funds, joint ventures, investment companies and other similar investment vehicles ("Portfolio Funds") that are managed by a select group of portfolio managers ("Portfolio Managers") that invest in a variety of financial markets and utilize a broad range of alternative investment strategies. The Master Fund has the same investment objective and substantially the same investment policies as those of the Fund. The form of investment structure is commonly known as a "master/feeder fund" arrangement.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

The Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America and the rules and regulations of the SEC. The following is a summary of the significant accounting policies followed by the Fund:

A. Accounting Standards Codification

FINANCIAL ACCOUNTING STANDARDS BOARD ("FASB") LAUNCHES ACCOUNTING STANDARDS CODIFICATION -- The FASB has issued FASB ASC 105 (formerly FASB Statement No.
168), THE "FASB ACCOUNTING STANDARDS CODIFICATION(TM)" AND THE HIERARCHY OF GENERALLY ACCEPTED ACCOUNTING PRINCIPLES ("ASC 105"). ASC 105 disclosures by the Master Fund are included in Note 2 of the Master Fund's financial statements.

              Old Mutual Absolute Return Institutional Fund, L.L.C.
             Notes to Financial Statements (Unaudited) (continued)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

B. Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires the Adviser (as defined in Note 3.A.) to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from these estimates.

C. Valuation of Investment in Old Mutual Absolute Return Master Fund, L.L.C.

The Fund and the Master Fund adopted ASC 820 (formerly known as FAS No. 157 "Fair Value Measurements"), effective January 1, 2008. ASC 820 disclosures by the Master Fund are included in Note 2 of the Master Fund's financial statements.

The net asset value of the Fund is determined by or at the direction of the Administrator as of the close of business as of the end of each month in accordance with the valuation principles as may be determined from time to time pursuant to policies established by the Board. The net asset value of the Fund is primarily based on the net asset value of its interest in the Master Fund. The net asset value of the Master Fund is primarily based on the fair value of each of its interests in Portfolio Funds. The valuation of Portfolio Funds held by the Master Fund is discussed in the notes to the Master Fund's financial statements. The financial statements of the Master Fund are attached, including the schedule of investments, and are an integral part of these financial statements. The percentage of the Master Fund owned by the Fund at September 30, 2009, was 8.0%.

D. Income Taxes

Prior to January 1, 2009, the Fund was treated as a partnership for Federal tax purposes. As of that date, the Fund elected to be taxed as a corporation for Federal tax purposes and intends to (i) elect to be treated as, and (ii) operate in a manner to qualify as, a "regulated investment company" under Subchapter M of the Code (the "Tax Transition"). As a regulated investment company under Subchapter M of the Code, each year that the Fund qualifies as a regulated investment company and distributes to its Members generally at least 90% of its "investment company taxable income" (as defined in the Code, but without regard to the dividends paid deduction and net tax-exempt income), it will pay no U.S. federal income tax on the earnings or capital gains it distributes. This avoids a "double tax" on that income and net capital gains since holders of Units normally will be taxed on the dividends and net capital gains they receive from the Fund (unless their Units are held in a retirement account that permits tax deferral or the holder is otherwise exempt from tax). Tax-exempt U.S. investors generally will not incur unrelated business taxable income with respect to an investment in Units if they do not borrow to make the investment. No material changes in the investment program or day-to-day management of the Fund are contemplated in connection with the Fund's tax treatment. Following the Tax Transition, the Fund's tax reporting to Members are made on IRS Form 1099 instead of Schedule K-1.

              Old Mutual Absolute Return Institutional Fund, L.L.C. Notes to Financial Statements (Unaudited) (continued)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONCLUDED)

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether it is "more-likely than-not" (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax provision in the current period. However, management's conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the six-month period ended September 30, 2009, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the six-month period ended September 30, 2009, the Fund did not incur any significant interest or penalties.

E. Distribution Policy

The amount of any dividends the Fund pays may vary over time, depending on market conditions, the composition of the Fund's or the Master Fund's investment portfolio, the expenses borne by the Units, any distributions made to the Fund (or the Master Fund) by the underlying Portfolio Funds, and applicable distribution requirements imposed on the Fund by Subchapter M under the Code. Nonetheless, the Fund cannot guarantee that it will pay any dividends or other distributions.

F. Cash

The Fund maintains a bank account in Pennsylvania. The Federal insurance on this account insures cash balances up to $250,000.

G. Income and Expense Recognition

The Fund records its proportionate share of the Master Fund's investment income, expenses, realized and unrealized gains and losses. In addition, the Fund incurs and accrues its own expenses

3. RELATED PARTY TRANSACTIONS AND OTHER

A. Related Party Transactions

Larch Lane Advisors LLC (the "Adviser"), a Delaware limited liability company, serves as the investment adviser of the Fund. The Adviser is a registered investment adviser (RIA) under the Investment Advisers Act of 1940, as amended (the "Advisers Act"). LLA Holdings, LLC, the special member of the Adviser, owns a majority of the Adviser and is an indirect majority-owned subsidiary of Old Mutual (US) Holdings, Inc. ("OMUSH"), which is a wholly-owned subsidiary of Old Mutual plc, a London exchange listed international financial services firm. Effective April 1, 2009, OMUSH transferred its ownership interest in the Master Fund of approximately $1,111,500 to the Fund in exchange for 11,005 units of the Fund. OMUSH purchased 11,005 units during the six-month period

              Old Mutual Absolute Return Institutional Fund, L.L.C. Notes to Financial Statements (Unaudited) (continued)

3. RELATED PARTY TRANSACTIONS AND OTHER (CONTINUED)

ended September 30, 2009 and owns 12,021 of the outstanding units at September 30, 2009. The Adviser is responsible for developing, implementing and supervising the Fund's investment program and providing day-to-day management services to the Fund. The accompanying Statement of Assets and Liabilities includes a receivable from Adviser of $12,105.

In consideration for the services provided by the Adviser, the Fund pays the Adviser a monthly management fee, payable in arrears within 30 business days after month end, at an annualized rate of 1.25% of the Fund's net assets as of the end of each month, after adjustment for any purchases and repurchases of Units during the month.

The Fund has entered into a distribution agreement (the "Distribution Agreement") with Old Mutual Investment Partners (the "Distributor"), an indirect, wholly-owned subsidiary of OMUSH, to act as the distributor for the sale of Units and facilitate and assist in (or arrange for) the provision by Member Service Providers of ongoing Member and account maintenance services ("Member Services") to Members (or their investment advisers, financial planners or other financial representatives that are customers of Member Service Providers).

As compensation for payments made to Member Service Providers and/or for providing ongoing Member servicing activities, the Fund pays the Distributor a monthly fee at an annual rate of 0.50% of the net assets of the Fund (the "Member Servicing Fee"). The Member Servicing Fee is calculated as of the end of the month, after adjustment for any purchases and repurchases of Units during the month. The fee is due and payable in arrears within 30 business days after the end of each month.

The Fund and the Master Fund have entered into a Master/Feeder Agreement. Pursuant to the agreement, the Fund and the Master Fund each have the same investment objective and substantially the same investment policies. The Fund pursues its investment objective by investing on an ongoing basis substantially all of its investable assets in the Master Fund in exchange for limited liability company interests in the Master Fund. The Master/Feeder Agreement will remain in effect unless terminated by the Fund or the Master Fund.

B. Other

Pursuant to an administrative services agreement, SEI Investments Global Funds Services (the "Administrator"), provides various administrative services to the Fund and the Master Fund, including fund accounting, investor accounting and taxation services, maintaining the register of the Fund and generally performing all actions related to the issuance and transfer of Units; reviewing and, subject to approval by the Fund, accepting subscriptions for Units and accepting payment therefore; performing all acts related to the repurchase of Units; and performing all other clerical services necessary in connection with the administration of the Fund.

In consideration for the services provided by the Administrator, the Fund pays the Administrator an annual fee, calculated and assessed monthly in arrears based on the aggregate net assets of the Fund as of the prior month end as follows: 0.13% on the first $100 million in aggregate net assets, 0.11% on the next $200 million in net assets, 0.09% on the next $200 million in net assets, and 0.07% on aggregate net assets in excess of $500 million, subject to increases annually in the minimum annual fee. The fund is subject to a minimum fee of $15,000. The fee is allocated among the Fund and Old Mutual Absolute

             Old Mutual Absolute Return Institutional Fund, L.L.C. Notes to Financial Statements (Unaudited) (continued)

3. RELATED PARTY TRANSACTIONS AND OTHER (CONCLUDED)

Return Fund, L.L.C. on a pro rata basis among the funds based on the net assets of each fund.

SEI Private Trust Company (the "Custodian") serves as the custodian for the assets of the Fund. The Custodian also serves as the escrow agent with respect to monies received from prospective investors in advance of dates when Units may be purchased and monies may be transmitted to the Fund. In consideration for the services provided by the Custodian, the Fund pays the Custodian a monthly fee at an annualized rate of 0.0025% of the Fund's net assets, subject to a minimum annual fee of $1,500. The agreement will remain in effect unless terminated by the Fund or the Custodian.

The Fund is managed by the Board and each member of the Board who is not an "interested manager" of the Fund, as defined by the 1940 Act (the "Independent Managers"), is entitled to an annual retainer of $2,500 and will be reimbursed by the Fund for travel-related expenses. The Independent Managers of the Board are Gerald Hellerman, Paul D. Malek, and George W. Morriss.

4. FUND EXPENSES

In addition to fees paid under the Investment Management Agreement, Distribution Agreement, Administrative Services Agreement and Custodian Agreement, the Fund bears its own operating expenses and, through its investment in the Master Fund, its portion of the Master Fund's operating expenses. These operating expenses include, but are not limited to: all investment-related expenses (including, but not limited to, fees paid directly or indirectly to Portfolio Managers, investment-related interest expenses, all costs and expenses directly related to portfolio transactions and positions for the Master Fund's account such as direct and indirect expenses associated with the Master Fund, transfer taxes and premiums and taxes withheld on foreign dividends); any non-investment related interest expense; fees and disbursements of any attorneys and accountants engaged on behalf of the Fund and the Master Fund; entity-level taxes; audit and tax preparation fees and expenses; administrative expenses and fees of the Master Fund; custody expenses of the Fund and the Master Fund; escrow expenses of the Fund; the costs of an errors and omissions/directors and officers liability insurance and a fidelity bond for the Fund and the Master Fund; fees and travel-related expenses of the Board of the Fund and the Master Fund who are not employees of the Adviser or any affiliate of the Adviser; all costs and charges for equipment or services used in communicating information regarding the Fund's and Master Fund's transactions among the Adviser and any custodian or other agent engaged by the Fund; any extraordinary expenses; and such other expenses as may be approved from time to time by the Board.

The Fund also indirectly bears fees and expenses of the Master Fund, as an investor in the Portfolio Funds. Each Portfolio Manager generally receives a management fee and a performance fee or allocation with respect to the assets of Portfolio Funds that it manages. The amount of these fees and allocations varies among Portfolio Managers, but the management fees are generally expected to be between 1.0%-2.0%, on an annual basis, of the total assets managed by a Portfolio Manager, and the performance fees or allocations are generally expected to be between 15%-25% of the net capital appreciation (if any) in the assets managed by a Portfolio Manager.

Expenses of the Fund are paid by the Master Fund, with a corresponding charge to the Fund's capital account.

              Old Mutual Absolute Return Institutional Fund, L.L.C. Notes to Financial Statements (Unaudited) (continued)

4. FUND EXPENSES (CONCLUDED)

The Adviser and the Fund have entered into an expense limitation and reimbursement agreement (the "Expense Limitation Agreement") under which the Adviser has agreed to waive its fees, or to pay or absorb the ordinary operating expenses of the Fund (including all organization and offering expenses, as well as the portion of the Master Fund's fees and expenses borne by the Fund, but excluding any Portfolio Fund fees and expenses), to the extent that they exceed 2.55% per annum of the Fund's average monthly net assets (the "Expense Limitation"). In consideration of the Adviser's agreement to limit the Fund's expenses, the Fund will carry forward the amount of expenses waived, paid or absorbed by the Adviser in the excess of the Expense Limitation for a period not to exceed three years from the end of the fiscal year in which they were incurred and will reimburse the Adviser (or its affiliate) such amounts. Reimbursement will be made as promptly as possible but only to the extent it does not cause the Fund's ordinary operating expenses to exceed the Expense Limitation in effect at the time of reimbursement. As of September 30, 2009, the amount of the carryforward is $496,841 of which includes $69,149, $83,597, $187,882 and $156,213 from the six-month period ended September 30, 2009 and the fiscal years ended March 31, 2007, March 31, 2008 and March 31, 2009, respectively. None of the fees charged to the Fund by the Portfolio Funds will be subject to the Expense Limitation Agreement. In addition the Adviser has also paid various expenses for the Fund for which the Fund has a non-interest bearing payable which is due upon demand, and is offset against the receivable.

5. BORROWINGS

The Fund and the Master Fund are authorized to borrow money for investment purposes, to meet repurchase requests and for cash management purposes. Borrowings by the Fund and the Master Fund are subject to a 300% asset coverage requirement under the 1940 Act. Portfolio Funds that are not registered investment companies are not subject to this requirement. The Fund had no borrowings during the six-month period ended September 30, 2009.

6. CAPITAL ACCOUNTS AND ALLOCATIONS

Prior to the Tax Transition, the Fund maintained a separate capital account for each Member. The net profits or net losses of the Fund (including, without limitation, net realized gain or loss and the net change in unrealized appreciation or depreciation of securities positions) were credited to or debited against the capital accounts of Members as of the end of each fiscal period in accordance with their respective investment percentages for the period. Each Member's investment percentage was determined each fiscal period by dividing, as of the commencement of the period, the balance of the Member's capital account by the sum of the balances of the capital accounts of all Members.

              Old Mutual Absolute Return Institutional Fund, L.L.C.
             Notes to Financial Statements (Unaudited) (continued)

6. CAPITAL ACCOUNTS AND ALLOCATIONS (CONCLUDED)

On October 16, 2008, the Fund's Board of Managers authorized the unitization of the capital accounts of Members, as of January 1, 2009. A total of 1,492 units of limited liability company interests in the Fund ("Units") were issued at an initial price of $100 per Unit.

Following the Tax Transition, Units are offered at the Fund's net asset value per Unit, and each Unit purchased represents a capital investment in the Fund at that amount.

The net asset value of the Fund is computed as of the close of business on the following days: (i) the last day of each fiscal year (March 31), (ii) the last day of each taxable year (December 31); (iii) the day preceding the date as of which any Units are purchased, or (iv) any day as of which the Fund repurchases any Units. The Fund's net asset value is the value of the Fund's assets less its liabilities, and its net asset value per Unit equals that net asset value divided by the number of then issued and outstanding Units.

7. SUBSCRIPTIONS AND REDEMPTIONS OF UNITS

Generally, the minimum initial investment in the Fund from each investor is $250,000 and the minimum additional investment in the Fund is $25,000. The minimum initial and minimum additional investment requirements may be reduced or increased by the Board. The Fund generally offers Units once a month as of the first business day of each month or more or less frequently in the sole discretion of the Board.

Generally, Units are not redeemable and a Member has no right to require the Fund to redeem its Units. The Fund will from time to time make offers to repurchase Units from Members pursuant to written tenders. Repurchase offers will be made at such times and on such terms as may be determined by the Board, in its sole discretion. In determining whether the Fund should offer to repurchase Units from Members, the Board will consider the recommendations of the Adviser. The Adviser currently expects that it will recommend to the Board that the Fund offer to repurchase Units from Members four times each year, as of the last day of each calendar quarter.

The Board will also consider the following factors, among others, in making a determination as to whether to make an offer to repurchase Units from Members:
(i) whether any Members have requested the Fund to repurchase their Units or portions thereof; (ii) the liquidity of the Fund's assets (including the liquidity of investments held by the Master Fund); (iii) the investment plans and working capital requirements of the Fund; (iv) the relative economies of scale with respect to the size of the Fund; (v) the history of the Fund in repurchasing Units; (vi) the economic condition of the securities markets; and
(vii) the anticipated tax consequences of any proposed repurchases of Units or portions thereof.

                                                FOR THE SIX-MONTH PERIOD
                                           ENDED SEPTEMBER 30, 2009 (UNAUDITED)
                                           ------------------------------------
Units outstanding at April 1, 2009                        1,492
Units issued during the period                           12,810
Units redeemed during the period                             --
                                                         ------
Units outstanding at September 30, 2009                  14,302

                                            FOR THE YEAR ENDED MARCH 31, 2009
                                           ------------------------------------
Units outstanding at April 1, 2008                            --
Units issued during the year                               1,492
Units redeemed during the year                                --
                                                          ------
Units outstanding at March 31, 2009                        1,492

              Old Mutual Absolute Return Institutional Fund, L.L.C.
             Notes to Financial Statements (Unaudited) (concluded)

8. INDEMNIFICATIONS

In the normal course of business, the Fund will enter into contracts that contain a variety of representations which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

9. SUBSEQUENT EVENTS

The Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through November 25, 2009, the date the financial statements were available to be issued. Based on this evaluation, no adjustments were required to the financial statements as of September 30, 2009.

              Old Mutual Absolute Return Institutional Fund, L.L.C. Investment Management Agreement Approval (Unaudited)

The investment management agreement between Old Mutual Absolute Return Institutional Fund, L.L.C., a Delaware limited liability company (the "Fund"), and Larch Lane Advisors LLC, a Delaware limited liability company (the "Adviser") (the "Investment Management Agreement"), may be continued in effect from year to year subject to approval by: (i) the Fund's Board of Managers (the "Board"); or (ii) the vote of a majority of the outstanding voting securities, as defined by the 1940 Act, of the Fund, provided that, in either event, the continuance must also be approved by a majority of the managers (the "Managers") who are not "interested persons," as defined by the 1940 Act, of the Fund (the "Independent Managers"), by vote cast in person at a meeting called for the purpose of voting on such approval. The Adviser also serves as the investment adviser of Old Mutual Absolute Return Master Fund, L.L.C. (the "Master Fund" and together with the Fund, the "Funds"), into which the Fund invests substantially all of its assets.

At a meeting of the Board held on September 15, 2009, all of the Managers, including all of the Independent Managers, approved the continuance of the Investment Management Agreement for an additional year. In considering whether to renew the Investment Management Agreement, the Board reviewed various materials from counsel and from the Adviser which included: (i) information concerning the services rendered to the Funds by the Adviser and the fees paid by the Fund to the Adviser; (ii) information concerning the individuals responsible for the day-to-day management of the Funds' assets; and (iii) a summary of the legal duties of the Board under the 1940 Act. In particular, the Board considered the following:

(a) THE NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED BY THE ADVISER. The Managers reviewed the services that the Adviser provides to both the Fund and the Master Fund and reviewed various presentations from management in this regard. In connection with the investment advisory services provided to the Funds, the Board discussed, in detail, with representatives of the Adviser the management of the Funds' investments in accordance with the Funds' stated investment objective and policies and the types of transactions that are entered into on behalf of the Funds. The Board noted that, in addition to the investment advisory services provided to the Fund under the Investment Management Agreement, the Adviser also provides certain administrative and other services necessary for the operation of the Fund (including oversight of the Fund's day-to-day operations and Fund accounting services). Based on its review of the information provided at the meeting, and the discussions with the representatives of the Adviser and counsel to the Fund at the meeting, the Board concluded that the Fund was receiving the services required from the Adviser under the Investment Management Agreement and that these services were of reasonably high quality.

(b) INVESTMENT PERFORMANCE OF THE FUNDS AND ADVISER. In connection with the evaluation of the services provided by the Adviser, the Board considered the investment performance of the Funds, and compared the performance of the Funds to that of the S&P 500 Index and the HFRI Fund of Funds Index covering periods since the Funds' inception through June 30, 2009. The Board found the Funds' overall returns to be satisfactory.

              Old Mutual Absolute Return Institutional Fund, L.L.C. Investment Management Agreement Approval (Unaudited) (concluded)

(c) COST OF THE SERVICES PROVIDED AND PROFITS REALIZED BY THE ADVISER FROM THE RELATIONSHIP WITH THE FUNDS. The Managers also considered the cost of the services provided by the Adviser. Under the Investment Management Agreement, the Fund pays the Adviser a fee at the annual rate of 1.25% of the Fund's average net assets. The Board considered that under the Master Fund's Investment Management Agreement with the Adviser, the Master Fund would not pay any investment management fee to the Adviser so long as the Adviser serves as the investment adviser to a fund that invests substantially all of its assets in the Master Fund. The Board also considered that the Fund also bears the advisory fees charged by the Portfolio Funds. The Board noted that an expense cap is in place for the Fund and the impact of the cap on the Adviser. The Managers reviewed information comparing the advisory fee rate and total expense ratio of the Fund to those of comparable registered funds.

The profitability realized by the Adviser was also considered. The Board relied principally on information relating to the costs and profitability of the Adviser from its relationship with the Funds. After reviewing the information contained in the Profitability Analysis, the Board observed the Adviser's lack of profitability from its relationship with the Funds. The Managers considered the fact that the Adviser was absorbing a significant portion of the Funds' expenses as a result of the Fund's expense cap.

The Managers compared both the services rendered and the fees paid under the Investment Management Agreement to other contracts of the Adviser and to contracts of other advisers with respect to similar closed-end registered investment companies. In particular, the Board evaluated the Fund's contractual fee rate for advisory services as compared to the contractual fee rate of other publicly offered closed-end funds that are managed by other investment advisers that invest primarily in unregistered funds. The Board found that the Fund's advisory fee rate compared favorably to those of other similar registered funds and were in line with other similar accounts managed by the Adviser.

(d) THE EXTENT TO WHICH ECONOMIES OF SCALE WOULD BE REALIZED AS THE FUND GROWS AND WHETHER FEE LEVELS WOULD REFLECT SUCH ECONOMIES OF SCALE. The Board was cognizant of the fact that economies of scale in costs of providing services may be realized when there is a significant increase in a fund's assets. The Independent Managers concluded, however, that the Fund had not begun to reach an appropriate size to support fee reductions based on economies of scale realized by the Adviser in providing services to the Funds.

CONCLUSION. Based on all of the foregoing, and such other matters that were deemed relevant, the Board found the Fund's level of advisory fees to be fair and reasonable in light of the services provided by the Adviser. No single factor was determinative to the decision of the Board. Based on this determination, all of the Managers who were present at the September 15, 2009 meeting, including all of the Independent Managers, approved the continuance of the Investment Management Agreement for an additional year.

Old Mutual Absolute Return Master Fund, L.L.C.

Financial Statements (Unaudited)

For the six-month period ended September 30, 2009

                 Old Mutual Absolute Return Master Fund, L.L.C.
                                Table of Contents



Financial Statements (Unaudited):
Schedule of Investments...............................................    1
Statement of Assets and Liabilities...................................    3
Statement of Operations...............................................    4
Statements of Changes in Members' Capital.............................    5
Statement of Cash Flows...............................................    6
Financial Highlights..................................................    7
Notes to Financial Statements.........................................    8
Investment Management Agreement Approval..............................   23

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the "Commission") for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling toll free (888) 266-2200; and (ii) on the Commission's website at http://www.sec.gov.

                 Old Mutual Absolute Return Master Fund, L.L.C.
                      Schedule of Investments (Unaudited)
                               September 30, 2009


           INVESTMENT STRATEGIES AS A PERCENTAGE OF TOTAL INVESTMENTS

            (PIE CHART)

 - CTA/Futures/Currency - 6.7%

 - Equity Long Bias - 7.9%

 - Equity Market Neutral - 11.3%

 - Equity Variable Bias - 35.6%

 - Event Driven - 13.1%

 - Global Macro - 16.1%

 - Equity Short Bias - 2.5%

 - Relative Value - 6.8%

                                                                                % OF
                                                                  FAIR         MEMBERS'
PORTFOLIO FUND                                     COST          VALUE       CAPITAL (1)   LIQUIDITY (2)
--------------------------------------------   -----------   -------------   -----------   -------------
CTA/FUTURES/CURRENCY:

Nias Futures Fund, Ltd. (Shares: 1,039.600)    $ 1,039,600   $   1,034,929      5.77%        Quarterly
                                               -----------------------------------------
   TOTAL CTA/FUTURES/CURRENCY                    1,039,600       1,034,929      5.77%
                                               -----------------------------------------
EQUITY LONG BIAS:
JANA Partners Qualified, L.P.                    1,146,994       1,154,158      6.43%        Quarterly
JANA Piranha Fund, L.P.                            112,050          76,650      0.43%        Quarterly
                                               -----------------------------------------
   TOTAL EQUITY LONG BIAS                        1,259,044       1,230,808      6.86%
                                               -----------------------------------------
EQUITY MARKET NEUTRAL:
Marshall Wace Market Neutral TOPS Fund, L.P.       650,000         587,770      3.28%         Monthly
Two Sigma Spectrum U.S. Fund, L.P.               1,000,000       1,172,468      6.54%        Quarterly
                                               -----------------------------------------
   TOTAL EQUITY MARKET NEUTRAL                   1,650,000       1,760,238      9.82%
                                               -----------------------------------------

EQUITY SHORT BIAS:
Galante Partners, L.P.                             479,394         383,873      2.14%        Quarterly
                                               -----------------------------------------
   TOTAL EQUITY SHORT BIAS                         479,394         383,873      2.14%
                                               -----------------------------------------

EQUITY VARIABLE BIAS:
7x7 Institutional Partners, L.P.                   833,000         974,500      5.43%         Monthly
Atlas Fundamental Trading Fund, L.P.               550,000         529,690      2.95%        Quarterly
Cedar Hill Capital Partners Onshore, L.P.          122,477         258,305      1.44%        Quarterly
Expo Health Sciences Fund, L.P.                    250,000         275,957      1.54%        Quarterly


                 Old Mutual Absolute Return Master Fund, L.L.C.
                 Schedule of Investments (Unaudited) (concluded)
                               September 30, 2009

                                                                                       % OF
                                                                        FAIR         MEMBERS'
PORTFOLIO FUND                                          COST           VALUE        CAPITAL (1)   LIQUIDITY (2)
--------------------------------------------------------------------------------------------------------------

EQUITY VARIABLE BIAS -- (CONTINUED):
FrontPoint Onshore Financial Services Fund, L.P.    $     500,000   $    579,612       3.23%       Quarterly
GEM Realty Securities, L.P. -- Class A                    375,000        402,119       2.24%       Annually
GEM Realty Securities, L.P. -- Class B                    475,000        502,950       2.80%       Quarterly
Iridian Opportunity Fund, L.P.                            350,000        351,452       1.96%        Monthly
JAT Capital Domestic Fund, L.P.                           250,000        260,960       1.45%       Quarterly
Longbow Infrastructure, L.P.                              650,000        578,635       3.23%       Quarterly
Longhorn Onshore Investors, L.P.                          350,000        314,864       1.76%       Quarterly
Southpaw Credit Opportunity Partners, L.P.                500,000        513,830       2.86%     Semi-annually
                                                    ------------------------------------------
   TOTAL EQUITY VARIABLE BIAS                           5,205,477      5,542,874      30.89%
                                                    ------------------------------------------

EVENT DRIVEN:
GCA Credit Opportunities Fund LLC                         500,000        566,401       3.16%       Quarterly
GoldenTree Partners, L.P.                                 858,000        885,700       4.94%       Quarterly
Greywolf Capital Partners II, L.P.                          8,509          7,006       0.04%          (4)
Senator Global Opportunity Fund, L.P.                     500,000        578,145       3.22%       Quarterly
                                                    ------------------------------------------
   TOTAL EVENT DRIVEN                                   1,866,509      2,037,252      11.36%
                                                    ------------------------------------------

GLOBAL MACRO:
COMAC Global Macro Fund, Ltd. (Shares: 6,019.880)         823,353        891,607       4.97%        Monthly
Remington Investment Strategies, L.P.                     650,000        696,009       3.88%        Annually
Tudor BVI Global Fund, Ltd.                               850,000        911,946       5.08%       Quarterly
                                                    ------------------------------------------
   TOTAL GLOBAL MACRO                                   2,323,353      2,499,562      13.93%
                                                    ------------------------------------------

RELATIVE VALUE:
D.E. Shaw Composite Fund, LLC                             938,547        950,018       5.30%     Quarterly (3)
Ellington Mortgage Partners, L.P.                          92,047        109,099       0.61%          (5)
                                                    ------------------------------------------
   TOTAL RELATIVE VALUE                                 1,030,594      1,059,117       5.91%
                                                    ------------------------------------------

   TOTAL PORTFOLIO FUNDS                               14,853,971     15,548,653      86.68%
                                                    ------------------------------------------

CASH EQUIVALENT:

SDIT Prime Obligation Fund, Class A, 0.140% (6)         2,622,909      2,622,909      14.62%       Daily (7)
                                                    ------------------------------------------
   TOTAL CASH EQUIVALENT                                2,622,909      2,622,909      14.62%
                                                    ------------------------------------------

   TOTAL INVESTMENTS                                $  17,476,880   $ 18,171,562     101.30%
                                                    ==========================================

----------
(1) Percentages are based on Members' Capital at September 30, 2009, of $17,938,672.

(2) Liquidity terms shown apply after lock-up provisions. Please see Note 10.L of the Notes to the Financial Statements.

(3) Portfolio Fund restricted redemptions. Please see Note 10.L of the Notes to the Financial Statements.

(4) Represents a side pocket balance which will be liquidated upon monetization of assets held in the side pocket. Please see Note 10.K of the Notes to the Financial Statements.

(5) Ellington Mortgage Partners, L.P. is in the process of liquidating its portfolio.

(6)   The rate shown is the 7-day effective yield as of September 30, 2009.

(7) See Note 13 of the Notes to Financial Statement regarding cash balance of the Fund.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                 Old Mutual Absolute Return Master Fund, L.L.C.
                 Statement of Assets and Liabilities (Unaudited)
                               September 30, 2009


ASSETS
Investments in Portfolio Funds, at fair value (cost $ 14,853,971)     $ 15,548,653
Cash equivalent (cost $ 2,622,909)                                       2,622,909
Receivable for investments sold                                             12,818
Interest receivable                                                            170
                                                                      ------------
   TOTAL ASSETS                                                         18,184,550
                                                                      ------------

LIABILITIES
Redemption payable                                                         129,000
Professional fees payable                                                  107,152
Payable to Adviser                                                           4,601
Administration fees payable                                                  2,500
Board of Managers' fees payable                                              1,875
Other accrued expenses                                                         750
                                                                      ------------
   TOTAL LIABILITIES                                                       245,878
                                                                      ------------

   NET ASSETS                                                         $ 17,938,672
                                                                      ============

MEMBERS' CAPITAL
Net capital                                                           $ 16,583,590
Accumulated net investment loss                                          (626,893)
Accumulated net realized gain on Portfolio Funds                         1,287,293
Net unrealized appreciation/depreciation
   on investments in Portfolio Funds                                       694,682
                                                                      ------------
   TOTAL MEMBERS' CAPITAL                                             $ 17,938,672
                                                                      ============


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                 Old Mutual Absolute Return Master Fund, L.L.C.
                       Statement of Operations (Unaudited)
                For the six-month period ended September 30, 2009

INVESTMENT INCOME:
   Interest                                           $     2,531
                                                      -----------

EXPENSES:
   Professional fees                                       70,479
   Due diligence fees                                      17,330
   Board of Managers' fees                                  3,750
   Printing fees                                            2,737
   Administration fee                                       2,500
   Insurance fees                                           1,322
   Custody fee                                                750
   Filing fees                                                 95
   Other expenses                                           2,565
                                                      -----------
     Total expenses                                       101,528
                                                      -----------

NET INVESTMENT LOSS                                      (98,997)
                                                      -----------

NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS IN PORTFOLIO FUNDS

Net realized loss on investments in Portfolio Funds     (463,609)
Net change in unrealized appreciation/
   depreciation on investments in Portfolio Funds         779,927
                                                      -----------

NET REALIZED AND UNREALIZED GAIN
   ON INVESTMENTS IN PORTFOLIO FUNDS                      316,318
                                                      -----------

NET INCREASE IN MEMBERS' CAPITAL
   DERIVED FROM INVESTMENT ACTIVITIES                 $   217,321
                                                      ===========

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                 Old Mutual Absolute Return Master Fund, L.L.C.
                    Statements of Changes in Members' Capital

                                                           For the six-
                                                           months ended       For the year
                                                        September 30, 2009        ended
                                                            (Unaudited)      March 31, 2009
                                                        ------------------   --------------
FROM INVESTMENT ACTIVITIES:

   Net investment loss*                                 $     (98,997)       $     (109,826)
   Net realized gain (loss) on investments
      in Portfolio Funds                                     (463,609)            1,137,729
   Net change in unrealized appreciation/depreciation
      on investments in Portfolio Funds                       779,927            (1,310,281)
                                                        -------------        --------------

        Net increase (decrease) in Members' Capital
           derived from investment activities                 217,321              (282,378)
                                                        -------------        --------------

MEMBERS' CAPITAL TRANSACTIONS:
   Proceeds from sales of Interests                         3,471,265             5,583,753
   Redemptions of Interests                                (1,715,465)           (2,293,032)
                                                        -------------        --------------
      Total Members' Capital Transactions                   1,755,800             3,290,721
                                                        -------------        --------------

Net Increase in Members' Capital                            1,973,121             3,008,343
Members' Capital at Beginning of Period                    15,965,551            12,957,208
                                                        -------------        --------------
Members' Capital at End of Period                       $  17,938,672        $   15,965,551
                                                        =============        ==============

ACCUMULATED NET INVESTMENT LOSS                         $    (626,893)       $     (527,896)
                                                        =============        ==============

----------
*     Investment income less net expenses.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                 Old Mutual Absolute Return Master Fund, L.L.C.
                       Statement of Cash Flows (Unaudited)
                For the six-month period ended September 30, 2009

CASH FLOWS FROM OPERATING ACTIVITIES
Net increase in Members' Capital derived from investment activities       $    217,321
Adjustments to reconcile net increase in Members' Capital derived from investment activities to net cash used in operating activities:
     Purchases of Portfolio Funds, at fair value                             (5,409,050)
     Proceeds from sales of Portfolio Funds                                   3,297,595
     Net realized loss on investments in Portfolio Funds                        463,609
     Net change in unrealized appreciation/depreciation
        on investments in Portfolio Funds                                      (779,927)
   Changes in operating assets and liabilities:
     Decrease in receivable for investments sold                                383,475
     Decrease in prepaid insurance fees                                           1,322
     Decrease in interest receivable                                                747
     Decrease in fund investments made in advance                               350,000
     Decrease in due from Old Mutual
        Absolute Return Fund, L.L.C.                                            110,023
     Decrease in payable to Adviser                                             (83,656)
     Increase in professional fees payable                                        7,152
     Increase in administration fees payable                                      1,250
     Increase in other accrued expenses                                             375
                                                                          -------------
Net cash used in operating activities                                        (1,439,764)
                                                                          -------------

CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from sale of Interests                                               3,471,265
Redemption of Interests, net of change in redemption payable                 (3,046,467)
                                                                          -------------
Net cash provided by financing activities                                       424,798
                                                                          -------------

NET DECREASE IN CASH AND CASH EQUIVALENTS                                    (1,014,966)
Cash and cash equivalents, beginning of Period                                3,637,875
                                                                          -------------
CASH AND CASH EQUIVALENTS, END OF PERIOD                                  $   2,622,909
                                                                          =============

SUPPLEMENTAL SCHEDULE OF NON-CASH FINANCING ACTIVITIES
Redemption payable                                                        $     129,000
                                                                          =============

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                 Old Mutual Absolute Return Master Fund, L.L.C.
                              Financial Highlights

                                        For the six-month
                                          period ended          For the          For the      November 1, 2006*
                                       September 30, 2009     year ended       year ended             to
                                           (Unaudited)      March 31, 2009   March 31, 2008     March 31, 2007
                                       ------------------   --------------   --------------   -----------------
Total Return                               1.05 % (1)          (1.73)%          8.83 %            3.95 %(1)

Net assets, end of period (in 000's)   $ 17,939             $ 15,966        $ 12,957         $  11,017

Ratio to average members' capital:

   Expenses (2)                            1.20 % (3)           0.98 %          2.86 %            2.93 %(3)

   Net investment loss                    (1.17)% (3)          (0.68)%         (2.56)%           (2.52)%(3)

Portfolio turnover rate (5)               22.99 % (4)          52.98 %         25.01 %            2.52 %(4)


----------
*     Commencement of operations.

(1)   Total return is for the period indicated and has not been annualized.

(2)   Expenses of Portfolio Funds are not included in the expense ratio.

(3)   Annualized.

(4)   Not annualized.

(5) Portfolio turnover rate is the lesser of purchases or proceeds from sales of investments in Portfolio Funds during the period divided by the average value of investments in Portfolio Funds held during the period

Note: The expense ratios, the net investment loss ratio, and the total return percentages are calculated for the Members taken as a whole. The computation of such ratios and return based on the amount of expenses charged to any specific Member may vary from the overall ratios presented in the financial statements as a result of the timing of capital transactions.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                 Old Mutual Absolute Return Master Fund, L.L.C.
          Notes to Financial Statements (Unaudited) September 30, 2009

1. ORGANIZATION

Old Mutual Absolute Return Master Fund, L.L.C. (the "Fund") is a Delaware limited liability company that is registered under the Investment Company Act of 1940, as amended (the "1940 Act") with the United States Securities and Exchange Commission ("SEC"), as a non-diversified, closed-end, management investment company, which was formed on April 25, 2006 and commenced operations on November 1, 2006. The Fund is a master fund in a master/feeder structure into which its feeder funds, Old Mutual Absolute Return Fund, L.L.C. (the "Feeder Fund") and Old Mutual Absolute Return Institutional Fund, L.L.C. (the "Institutional Feeder Fund"), (collectively, the "Feeders" or "Members"), invest substantially all of their assets. As of September 30, 2009, the Feeder Fund's investment in the Fund represented 92.0% Members' Capital, the Institutional Feeder Fund's investment in the Fund represented 8.0% of Members' Capital.

The Fund employs a "fund of funds" investment program that enables eligible investors, through one investment, to participate in the investment programs of a professionally selected group of asset managers without being subject to the high minimum investment requirements that many asset managers typically impose. The Fund is similar to a private investment fund in that it is actively managed and interests in the Feeders ("Interests") are sold solely to high net worth individual and institutional investors, but differs from a typical private investment fund in that it has registered as an investment company under the 1940 Act.

The Fund's investment objective is to seek to generate attractive returns while attempting to reduce volatility. The Fund invests its assets primarily in private investment funds, joint ventures, investment companies and other similar investment vehicles ("Portfolio Funds") that are managed by a select group of portfolio managers ("Portfolio Managers") that invest in a variety of financial markets and utilize a broad range of alternative investment strategies.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

The Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America and the rules and regulations of the SEC. The following is a summary of the significant accounting policies followed by the Fund:

A. Accounting Standards Codification

FINANCIAL ACCOUNTING STANDARDS BOARD ("FASB") LAUNCHES ACCOUNTING STANDARDS CODIFICATION -- The FASB has issued FASB ASC 105 (formerly FASB Statement No.
168), THE "FASB ACCOUNTING STANDARDS CODIFICATION(TM)" AND THE HIERARCHY OF GENERALLY ACCEPTED ACCOUNTING PRINCIPLES ("ASC 105"). ASC 105 established the FASB Accounting Standards Codification(TM) ("Codification" or "ASC") as the single source of authoritative U.S. generally accepted accounting principles ("GAAP") recognized

                 Old Mutual Absolute Return Master Fund, L.L.C.
              Notes to Financial Statements (Unaudited) (continued)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal securities laws are also sources of authoritative GAAP for SEC registrants. The Codification supersedes all existing non-SEC accounting and reporting standards. All other non-grandfathered, non-SEC accounting literature not included in the Codification will become non-authoritative.

Following the Codification, the FASB will not issue new standards in the form of Statements, FASB Staff Positions or Emerging Issues Task Force Abstracts. Instead, it will issue Accounting Standards Updates, which will serve to update the Codification, provide background information about the guidance and provide the basis for conclusions on the changes to the Codification.

GAAP is not intended to be changed as a result of the FASB's Codification project, but it will change the way the guidance is organized and presented. As a result, these changes will have a significant impact on how companies reference GAAP in their financial statements and in their accounting policies for financial statements issued for interim and annual periods ending after September 15, 2009. The Fund has implemented the Codification as of September 30, 2009.

B. Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires the Adviser to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from these estimates.

C. Valuation of Portfolio Investments at Fair Value and Investment Transactions

In September, 2006, the FASB issued ASC 820 (formerly known as Statement of Financial Accounting Standards No. 157 Fair Value measurements), which provides enhanced guidance for using fair value to measure assets and liabilities. The Fund adopted ASC 820 on April 1, 2008. ASC 820 establishes a fair value hierarchy and specifies that a valuation technique used to measure fair value shall maximize the use of observable inputs and minimize the use of unobservable inputs. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level
1) and the lowest priority to unobservable inputs (Level 3).

The three levels of the fair value hierarchy under ASC 820 are described below:

- Level 1 -- Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

                 Old Mutual Absolute Return Master Fund, L.L.C.
             Notes to Financial Statements (Unaudited) (continued)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

- Level 2 -- Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

- Level 3 -- Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The net asset value of the Fund is determined by or at the discretion of the Adviser as of the close of business as of the end of each month in accordance with the valuation principles as may be determined from time to time pursuant to policies established by the Fund's Board of Managers (the "Board"). The net asset value of the Fund is primarily based on the fair value of each of its interests in Portfolio Funds.

Ordinarily, these values are determined by the Portfolio Managers of the Portfolio Funds in accordance with the Portfolio Funds' valuation policies and as reported by the Portfolio Managers. As a general matter, the fair value of the Fund's interest in a Portfolio Fund represents the amount that the Fund could reasonably expect to receive from the Portfolio Fund if the Fund's interest were redeemed at the time of valuation, based on information reasonably available at the time the valuation is made and that the Fund believes to be reliable.

The Fund's valuation procedures require the Adviser to consider all relevant information available at the time the Fund values its assets. The Adviser or, in certain cases, the Fund's Board, will consider such information, and may conclude in certain circumstances that the information provided by a Portfolio Manager does not represent the fair value of the Fund's interests in a Portfolio Fund. Following procedures adopted by the Board, in the absence of specific transaction activity in interests in a particular Portfolio Fund, the Fund could consider whether it was appropriate, in light of all relevant circumstances, to value such a position at the Portfolio Fund's net asset value as reported at the time of valuation, or whether to adjust such value to reflect a premium or discount to net asset value. In its determination of fair value the Board considers subscription and redemption rights, including any restrictions on the redemptions from the Portfolio Funds. Investments in portfolio funds are included in Level 3 of the fair value hierarchy. Any such decision must be made in good faith, and subject to the review and supervision of the Board.

Realized gains and losses from Portfolio Fund transactions are calculated on the identified cost basis. Investment transactions are recorded on the effective date of the subscription to or redemption from the Portfolio Fund.

Interest income is recorded on an accrual basis and consists of interest earned on cash and cash equivalents.

As required by ASC 820, investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 consider several inputs and may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

                 Old Mutual Absolute Return Master Fund, L.L.C.
              Notes to Financial Statements (Unaudited) (continued)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

The table below sets forth information about the level within the fair value hierarchy at which the Fund's investments are measured at September 30, 2009:


                                                   Level 1 --
                                                 Quoted Prices     Level 2 --
                                                   in Active      Significant    Level 3 --
                                                  Markets for        Other       Significant    Total as of
                                                   Identical       Observable   Unobservable   September 30,
                                                    Assets           Inputs        Inputs          2009
                                                 -------------    -----------   ------------   -------------
Investments in Portfolio Funds                   $          --    $        --   $ 15,548,653   $  15,548,653
   Cash Equivalents                                  2,622,909             --             --       2,622,909
                                                 -------------    -----------   ------------   --------------
      Totals                                     $   2,622,909    $        --   $ 15,548,653   $   18,171,562
                                                 =============    ===========   ============   ==============

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value:


                                                   Beginning       Realized and                    Ending Balance
                                                 Balance as of      unrealized     Net purchase/   as of September
                                                 April 1, 2009    gains/(losses)       sales           30, 2009
                                                 -------------    --------------   -------------   ---------------
                                                 $  13,120,880    $      316,318   $   2,111,455   $    15,548,653
                                                 -------------    --------------   -------------   ---------------

Realized and unrealized gains and losses are included in net gain (loss) on investments in the statement of operations. The change in unrealized gains (losses) for the six-month period ended September 30, 2009 for investments still held at September 30, 2009 of $779,927 is reflected in net change in unrealized appreciation/depreciation on investments in Portfolio Funds.

For the six-month period ended September 30, 2009, there have been no significant changes to the Fund's fair value methodologies.

                 Old Mutual Absolute Return Master Fund, L.L.C.
              Notes to Financial Statements (Unaudited) (continued)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

D. Income Taxes

Counsel to the Fund rendered an opinion that the Fund will be classified as a partnership and not as an association taxable as a corporation for Federal tax purposes. Counsel to the Fund also rendered its opinion that, under a "facts and circumstances" test, the Fund will not be treated as a "publicly traded partnership" taxable as a corporation. Accordingly, the Fund should not be subject to Federal income tax, and each Member will be required to report on its own annual tax return such Member's distributive share of the Fund's taxable income or loss.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether it is "more-likely than-not" (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax provision in the current period. However, management's conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the six-month period ended September 30, 2009, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the six-month period ended September 30, 2009, the Fund did not incur any significant interest or penalties.

The aggregate income tax basis of investments was $17,476,880. Net unrealized appreciation on investments for income tax purposes was $694,862, consisting of $1,020,818 of gross unrealized appreciation and ($326,136) of gross unrealized depreciation.

E. Distribution Policy

The Fund has no present intention of making periodic distributions of its net investment income or capital gains, if any, to Members. The amount and frequency of distributions, if any, will be determined in the sole discretion of the Board.

F. Distributions from Portfolio Funds

Distributions from Portfolio Funds will be classified as investment income or realized gains in the Statements of Operations, or alternatively, as a decrease to the cost of the investments based on the U.S. income tax characteristics of the distribution if such information is available. In cases where the tax characteristics are not available, such distribution will be classified as investment income.

                 Old Mutual Absolute Return Master Fund, L.L.C.
             Notes to Financial Statements (Unaudited) (continued)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONCLUDED)

G. Cash and Cash Equivalents

As of September 30, 2009, cash and cash equivalents consists of an investment in a money market fund affiliated with the Administrator (as defined in Note 3).

3. RELATED PARTY TRANSACTIONS AND OTHER

A. Related Party Transactions

Larch Lane Advisors LLC (the "Adviser"), a Delaware limited liability company, serves as the investment adviser of the Fund. The Adviser is a registered investment adviser (RIA) under the Investment Advisers Act of 1940, as amended (the "Advisers Act"). LLA Holdings, LLC, the special member of the Adviser, owns a majority of the Adviser and is an indirect majority-owned subsidiary of Old Mutual (US) Holdings, Inc. ("OMUSH"), which is a wholly- owned subsidiary of Old Mutual plc, a London exchange listed international financial services firm. Effective April 1, 2009, OMUSH transferred its ownership interest in the Fund of approximately $1,111,500 to Old Mutual Absolute Return Institutional Fund, L.L.C. in exchange for 11,005 units of the Fund and does not own any Interests as of September 30, 2009. The Adviser is responsible for developing, implementing and supervising the Fund's investment program and providing day-to-day management services to the Fund. The Adviser has also paid various expenses for the Fund for which the Fund has a non-interest bearing payable which is due upon demand. The accompanying Statement of Assets and Liabilities includes a payable to Adviser of $4,601.

Under the agreement with the Adviser, the Fund does not pay any investment management fee to the Adviser. The fees are paid at the Feeder Fund level. However, under the agreement, in the event the Adviser ceases to serve as the Adviser to each Feeder, the Master Fund would then be subject to a fee that is calculated and payable in accordance with the lowest annual rate that had most recently been charged by the Adviser to a Feeder.

The Fund and the Feeder Fund have entered into a Master/Feeder Agreement dated October 13, 2006, and the Fund and the Institutional Feeder Fund have entered into a Master/Feeder Agreement dated February 8, 2007. Pursuant to the agreements, the Fund and the Feeders will each have the same investment objective and substantially the same investment policies. The Feeders will pursue their investment objectives by investing on an ongoing basis substantially all of their investable assets in the Fund in exchange for limited liability company interests in the Fund. The Master/Feeder Agreements will remain in effect unless terminated by the Fund or the Feeders.

B. Other

Pursuant to an administrative services agreement, SEI Investments Global Funds Services (the "Administrator"), provides various administrative services to the Fund and the Feeders, including fund accounting, investor accounting and taxation services, maintaining the register of the Fund and generally performing all actions related to the issuance and transfer of Interests; reviewing and, subject to approval by the Fund, accepting subscriptions for Interests and accepting payment therefore; performing all acts related to the repurchase of Interests; and performing all other clerical services necessary in connection with the administration of the Fund.

                 Old Mutual Absolute Return Master Fund, L.L.C.
              Notes to Financial Statements (Unaudited) (continued)

3. RELATED PARTY TRANSACTIONS AND OTHER (CONCLUDED)

In consideration for the services provided by the Administrator, the Fund pays the Administrator a monthly fee calculated and assessed monthly in arrears at an annualized rate of 0.01% of the Fund's net assets, subject to a minimum annual fee of $5,000.

SEI Private Trust Company (the "Custodian") serves as the custodian for the assets of the Fund. In consideration for the services provided by the Custodian, the Fund pays the Custodian a monthly fee at an annualized rate of 0.0075% of the Fund's net assets, subject to a minimum annual fee of $1,500. The agreement will remain in effect unless terminated by the Fund or the Custodian.

The Fund is managed by the Board of Managers (the "Board") and each member of the Board who is not an "interested manager" of the Fund, as defined by the 1940 Act (the "Independent Managers"), is entitled to an annual retainer of $2,500 and will be reimbursed by the Fund for travel-related expenses. The Independent Managers of the Board are Gerald Hellerman, Paul D. Malek, and George W. Morriss.

4. FUND EXPENSES

The Fund bears its own operating expenses. These operating expenses include, but are not limited to: all investment-related expenses (including, but not limited to, fees paid directly or indirectly to Portfolio Managers, investment-related interest expenses, all costs and expenses directly related to portfolio transactions and positions, transfer taxes and premiums and taxes withheld on foreign dividends); any non-investment related interest expense; fees and disbursements of any attorneys or accountants engaged on behalf of the Fund; entity-level taxes, audit and tax preparation fees and expenses; administrative expenses and fees of the Fund; custody expenses of the Fund; the costs of an errors and omissions/directors and officers liability insurance and a fidelity bond for the Fund; fees and travel-related expenses of the Board of the Fund who are not employees of the Adviser or any affiliate of the Adviser; all costs and charges for equipment or services used in communicating information regarding the Fund's transactions among the Adviser and any custodian or other agent engaged by the Fund; any extraordinary expenses; and such other expenses as may be approved from time to time by the Board. Amounts shown as expenses in the statement of operations and financial highlights include only those expenses charged directly to the Fund and do not reflect management fees, advisory fees, brokerage commissions and other fees and expenses incurred by the Portfolio Funds in which the Fund invested. These amounts are included in realized and unrealized gain (loss) on investments in funds in the statement of operations.

The Fund also indirectly bears fees and expenses of the Portfolio Funds. Each Portfolio Manager generally receives a management fee and a performance fee or allocation with respect to the assets of Portfolio Funds that it manages. The amount of these fees and allocations varies among Portfolio Managers, but the management fees are generally expected to be between 1.0%-2.0%, on an annual basis, of the total assets managed by a Portfolio Manager, and the performance fees or allocations are generally expected to be between 15%-25% of the net capital appreciation (if any) in the assets managed by a Portfolio Manager.

                 Old Mutual Absolute Return Master Fund, L.L.C.
              Notes to Financial Statements (Unaudited) (continued)

5. BORROWINGS

The Fund is authorized to borrow money for investment purposes, to meet repurchase requests and for cash management purposes. Borrowings by the Fund are subject to a 300% asset coverage requirement under the 1940 Act. Portfolio Funds that are not registered investment companies are not subject to this requirement. The Fund had no borrowings during the six-month period ended September 30, 2009.

6. CAPITAL ACCOUNTS AND ALLOCATIONS

The Fund maintains a separate capital account for each Member. The net profits or net losses of the Fund (including, without limitation, net realized gain or loss and the net change in unrealized appreciation or depreciation of securities positions) are credited to or debited against the capital accounts of Members as of the end of each fiscal period in accordance with their respective investment percentages for the period. Each Member's investment percentage is determined each fiscal period by dividing, as of the commencement of the period, the balance of the Member's capital account by the sum of the balances of the capital accounts of all Members.

A fiscal period begins on the day after the last day of the preceding fiscal period and ends at the close of business on the first to occur of: (i) the last day of each fiscal year (March 31); (ii) the last day of each taxable year (December 31); (iii) the day preceding the date as of which any contributions to the capital of the Fund is made; (iv) any day as of which the Fund repurchases the Interest (or portion thereof) of any Member; or (v) any day as of which any amount is credit to or debited from the capital account of any Member other than an amount to be credited to or debited from the capital accounts of all Members in accordance with their respective investment percentages.

7. SUBSCRIPTIONS AND REDEMPTIONS OF INTERESTS

The Board may admit one or more Members generally at the beginning of each month; provided, however, that the Fund may, in the discretion of the Board, admit Members more or less frequently.

No Member or other person holding an Interest or portion thereof shall have the right to require the Fund to repurchase that Interest or portion thereof. The Board, in its sole discretion and on such terms and conditions as it may determine, may cause the Fund to repurchase Interests or portions thereof pursuant to written tenders. In determining whether to cause the Fund to repurchase Interests or portions thereof pursuant to written tenders, the Board shall consider, among other things, the recommendation of the Adviser.

8. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

In the normal course of business, the Portfolio Funds in which the Fund invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These include, but are not limited to, short selling activities, writing options contracts, and swap contracts. The Fund's risk of loss in the Portfolio Funds is limited to the value of the Fund's Investment.

                 Old Mutual Absolute Return Master Fund, L.L.C.
              Notes to Financial Statements (Unaudited) (continued)

9. INDEMNIFICATIONS

In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

10. CONCENTRATIONS OF RISK

The Fund invests primarily in Portfolio Funds that are not registered under the 1940 Act which invest in and actively trade securities and other financial instruments using different strategies and investment techniques, including leverage, which may involve significant risks. These Portfolio Funds may invest a high percentage of their assets in specific sectors of the market in order to achieve a potentially greater investment return. As a result, the Portfolio Funds may be more susceptible to economic, political, and regulatory developments in a particular sector of the market, positive or negative, and may experience increased volatility of the Portfolio Funds' net asset value.

The Fund may invest in a limited number of Portfolio Funds. Such concentration may result in additional risk. The Portfolio Funds may enter into the following transactions and certain of the related risks are described below:

A. Short Sales

Short sales are sales of securities that are not owned or that are not intended for delivery and the seller will therefore be obligated to purchase such securities at a future date. The value of the open short position is recorded as a liability, and the seller records unrealized gain or loss to the extent of the difference between the proceeds received and the value of the open short position. A realized gain or loss is recorded when the short position is closed out. By entering into short sales, the seller bears the market risk of increases in value of the security sold short in excess of the proceeds received.

B. Swap Agreements

A swap contract is a contract under which two parties agree to make periodic payments to each other based on the value of a security, a specified interest rate, an index or the value of some other instrument applied to a stated or "notional" amount. Swaps are subject to various types of risk, including market risk, liquidity risk, counterparty credit risk, legal risk and operations risk.

C. Options

The Portfolio Funds may buy or write put and call options through listed exchanges and the over-the-counter market. The buyer has the right, but not the obligation, to purchase (in the case of a call option) or sell (in the case of a put option) a specified quantity of a specific security or other underlying asset at a specified price prior to or on a specified expiration date. The writer of an option is exposed to the risk of loss if the market price of the underlying asset declines (in the case of a put option) or increases (in the case of call option). The writer of an option can never profit by more than the premium paid by the buyer but can lose an unlimited amount.

                 Old Mutual Absolute Return Master Fund, L.L.C.
              Notes to Financial Statements (Unaudited) (continued)

10. CONCENTRATIONS OF RISK (CONTINUED)

D. Futures Contracts

The Portfolio Funds may use futures contracts for hedging and non-hedging purposes. Upon entering into a futures contract, the Portfolio Funds are required to deposit an amount ("initial margin") equal to a certain percentage of the contract value. Pursuant to the contract, the Portfolio Funds agree to receive from, or pay to, the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Portfolio Funds as unrealized gains or losses. When the contract is closed, the Portfolio Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time when it was closed. The use of futures transactions includes the risk of imperfect correlation in movements in the price of futures contracts, interest rates, underlying hedged assets, and the possible inability of the counterparties to meet the terms of their contracts.

E. Leverage Transactions

In order to obtain more investable cash, the Portfolio Funds may use various forms of leverage including purchasing securities on margin. Such leverage may allow the Portfolio Funds to increase partners' capital at a greater rate during favorable markets, but also may lead to a more rapid decrease in partners' capital in unfavorable markets. A margin transaction consists of purchasing an investment with money loaned by a broker and agreeing to repay the broker at a later date. Interest expense on the outstanding margin balance is based on market rates at the time of the borrowing.

F. Forward Foreign Currency Contracts

The Portfolio Funds may enter into forward foreign currency contracts. Forward contracts are over-the-counter contracts for delayed delivery of currency in which the buyer agrees to buy and the seller agrees to deliver a specified currency at a specified price on a specified date. Because the terms of forward contracts are not standardized, they are not traded on organized exchanges and generally can be terminated or closed-out only by agreement of both parties to the contract. All commitments are marked to market on each valuation date at the applicable foreign exchange rate and any resulting unrealized gain or loss is recorded on such date. The Portfolio Fund realizes gains and losses at the time forward contracts are extinguished or closed upon entering into an offsetting contract.

G. Repurchase Agreements

Repurchase agreements are agreements under which a Portfolio Fund or the Fund purchases securities from a bank that is a member of the Federal Reserve System, a foreign bank or a securities dealer that agrees to repurchase the securities from the Portfolio Fund at a higher price on a designated future date. If the seller under a repurchase agreement becomes insolvent, the Portfolio Fund's right to dispose of the securities may be restricted, or the value of the securities may decline before the Portfolio Fund is able to dispose of them.

                 Old Mutual Absolute Return Master Fund, L.L.C.
              Notes to Financial Statements (Unaudited) (continued)

10. CONCENTRATIONS OF RISK (CONTINUED)

H. Reverse Repurchase Agreements

Reverse repurchase agreements are a form of borrowing that involves a sale of a security by a Portfolio Fund to a bank or securities dealer and the Portfolio Fund's simultaneous agreement to repurchase that security for a fixed price (reflecting a market rate of interest) on a specific date. These transactions involve a risk that the other party to a reverse repurchase agreement will be unable or unwilling to complete the transaction as scheduled, which may result in losses to the Portfolio Fund. Reverse repurchase transactions are a form of leverage and may increase the volatility of a Portfolio Fund's investment portfolio.

I. Lending Portfolio Securities

Portfolio Funds may lend securities held in their portfolios to brokers, dealers and other financial institutions needing to borrow securities to complete certain transactions. The lending Portfolio Fund continues to be entitled to payments in amounts equal to the interest, dividends or other distributions payable on the loaned securities which afford it an opportunity to earn interest on the amount of the loan and on the loaned securities' collateral. Loans of portfolio securities by a Sub-Manager may not exceed 33-1/3% of the value of a Portfolio Account's total assets, and, in respect of such transactions, the Portfolio Fund will receive collateral consisting of cash, U.S. Government Securities or irrevocable letters of credit which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. A Portfolio Fund might experience loss if the institution with which the Portfolio Fund has engaged in a portfolio loan transaction breaches its agreement with the Portfolio Fund.

J. When-Issued and Forward Commitment Securities

Portfolio Managers may purchase securities on a when-issued basis and may purchase or sell securities on a forward commitment basis in order to hedge against anticipated changes in interest rates and prices. These transactions involve a commitment by a Portfolio Fund to purchase or sell securities at a future date (ordinarily one or two months later). The price of the underlying securities, which is generally expressed in terms of yield, is fixed at the time the commitment is made, but delivery and payment for the securities takes place at a later date. No income accrues on securities that have been purchased pursuant to a forward commitment or on a when-issued basis prior to delivery to the Portfolio Fund. When-issued securities and forward commitments may be sold prior to the settlement date. If a Portfolio Fund disposes of the right to acquire a when-issued security prior to its acquisition or disposes of its right to deliver or receive against a forward commitment, it may incur a gain or loss. There is a risk that securities purchased on a when-issued basis may not be delivered and that the purchaser of securities sold by a Portfolio Fund on a forward basis will not honor its purchase obligation. In such cases, a Portfolio Fund may incur a loss.

                 Old Mutual Absolute Return Master Fund, L.L.C.
              Notes to Financial Statements (Unaudited) (continued)

10. CONCENTRATIONS OF RISK (CONCLUDED)

K. Restricted and Illiquid Investments

Portfolio Funds may invest in restricted securities and other investments which are illiquid. Restricted securities are securities that may not be sold to the public without an effective registration statement under the Securities Act of 1933 or, if they are unregistered, may be sold only in a privately negotiated transaction or pursuant to an exemption from registration. Further, from time to time, certain Portfolio Managers may allocate certain Portfolio Fund assets (which generally are illiquid) to special investment accounts within the particular Portfolio Fund managed by the Portfolio Manager (I.E., "side pockets" or "special investment accounts"). Generally, the Portfolio Funds will not be able to withdraw their interest in such side pockets or special investment accounts until they are disposed of by the Portfolio Manager. The market prices, if any, for illiquid securities tend to be volatile and a Portfolio Fund may not be able to sell them when it desires to do so or to realize what it perceives to be their fair value in the event of a sale. The Fund's interests in unregistered Portfolio Funds are themselves illiquid and subject to substantial restrictions on transfer. The Fund may liquidate an interest and withdraw from an unregistered Portfolio Fund pursuant to limited withdrawal rights. The illiquidity of these interests may adversely affect the Fund if it is unable to withdraw its investment in a Portfolio Fund promptly after it determines to do so.

L. Liquidity

The Portfolio Funds provide for periodic redemptions, with lock-up provisions up to two years from the initial investment. The liquidity provisions shown on the Schedule of Investments apply after the lock-up provisions expire.

Certain Portfolio Funds may restrict the ability of investors to redeem their interests in the fund, whether temporarily or during a liquidation of the Portfolio Fund, and may seek to amend their liquidity provisions and impose additional restrictions on investor liquidity. Certain Portfolio Funds may permit withdrawals on a date other than as provided under standard liquidity terms subject to the payment of certain additional fees or charges.

M. Credit Risk

The Fund will be exposed to credit risk on Portfolio Funds with whom they trade and will always bear the risk of settlement on default.

N. Interest Rate Risk

A number of the underlying funds that the Fund invests in may be interest rate sensitive, which means that their value and consequently, the New Asset Value of the Fund, may fluctuate as interest rates fluctuate.

11. INVESTMENT TRANSACTIONS

For the six-month period ended September 30, 2009, the Fund made investments in Portfolio Funds in the amount of $5,409,050 and redeemed investments in Portfolio Funds in the amount of $3,297,595.

                 Old Mutual Absolute Return Master Fund, L.L.C.
              Notes to Financial Statements (Unaudited) (continued)

12. INVESTMENTS

As of September 30, 2009, the Fund had investments in twenty-six Portfolio Funds, none of which are related parties.

The Fund limits its investment position in any one Portfolio Fund to less than 5% of the Portfolio Fund's outstanding voting securities, absent an order of the Securities and Exchange Commission (the "SEC") (or assurances from the SEC staff) under which the Fund's contribution and withdrawal of capital from a Portfolio Fund in which it holds 5% or more of the outstanding interests will not be subject to various 1940 Act prohibitions on affiliated transactions. The Fund also is not required to adhere to this 5% investment limitation to the extent that it relies on certain SEC rules that provide exemptions from 1940 Act prohibitions on affiliated transactions. However, to facilitate investments in smaller Portfolio Funds deemed attractive by the Adviser, the Fund may purchase non-voting securities of, or waive its right to vote its interests in, Portfolio Funds. Although the Fund may hold non-voting interests, the 1940 Act and the rules and regulations thereunder may nevertheless require the Fund to limit its position in any one Portfolio Fund, if investments in a Portfolio Fund by the Fund will equal or exceed 25% of the Portfolio Fund's assets, or such lower percentage limit as may be determined by the Fund in consultation with its counsel. These restrictions could change from time to time as applicable laws, rules or interpretations thereof are modified.

Portfolio Funds' Investment Strategies:

CTA/FUTURES/CURRENCY

Commodity Trading Advisor managers will typically have portfolio funds employing this particular strategy purchase and sell local or foreign currency, commodity futures and options or such futures contracts based on supply and demand factors affecting price within each market. Certain Portfolio funds also use commodity-related equities to implement their strategies.

EQUITY LONG BIAS

Equity Long Bias managers will typically have portfolios of long equities as well as some short positions. Unlike variable bias or market neutral, Equity Long Bias managers are expected to average at least 70% net long (gross long positions minus short positions). Leverage may be employed, though likely at a lower amount than market neutral or variable bias strategies. This strategy will show a high degree of correlation to equity markets, as the majority of their profits will stem from their long positions. Short positions will typically be used to hedge though may also be opportunistic in nature.

EQUITY MARKET NEUTRAL

Equity Market Neutral managers will typically have portfolios of long equities and short equities in equal amounts. While this strategy does offer some flexibility, managers in this strategy are expected to keep their net exposure within +/-20%. Leverage will be employed. Short positions can be hedges or profit centers. While an overall fund can be market neutral, managers may take sector exposure (though many do not). This strategy should show little correlation to equity markets, as returns are driven by stock picking, or in the case of quantitatively driven strategies, factors.

                 Old Mutual Absolute Return Master Fund, L.L.C.
             Notes to Financial Statements (Unaudited) (continued)

12. INVESTMENTS (CONCLUDED)

Portfolio Funds' Investment Strategies (concluded):

EQUITY SHORT BIAS

Equity Short Bias managers will typically have portfolios of short equities as well as some long positions. Leverage may be employed, though likely at a lower amount than market neutral or variable bias strategies. This strategy will show a low degree of correlation to equity markets, as the majority of their profits are expected to stem from their short positions. Long positions will typically be used to hedge though may also be opportunistic in nature.

EQUITY VARIABLE BIAS

Equity Variable Bias managers will typically have portfolios of long equities and short equities. As per the strategy name, net exposure is variable, ranging from net long to net short to market neutral. Security selection may either be fundamental or quantitative while net exposure can be either bottom up (security specific) or top down (macro driven). Leverage is also variable, with some managers in this strategy using little or no leverage while others may use substantial leverage; typically, leverage will be lower than found in Equity Market Neutral. Short positions can be hedges or profit centers. While the bulk of the portfolio should consist of equities, indices, ETFS, options and futures may also be used. This strategy's correlation to equity markets will vary, with returns are driven by stock picking as well as net positioning.

EVENT DRIVEN

Event Driven managers will typically employ strategies that involve investing in companies experiencing significant corporate changes. Mispricings arise from events such as spin-offs, restructurings, stub trades, or other corporate changes that the broad market does not fully comprehend and appropriately value. This strategy also includes activist managers who take controlling stakes in companies and force the "event" internally.

GLOBAL MACRO

Global macro strategies generally utilize analysis of macroeconomic, geopolitical, and financial conditions to develop views on country, regional or broader economic themes and then seek to capitalize on such views by trading in securities, commodities, interest rates, currencies and other instruments.

RELATIVE VALUE

Relative Value managers typically seek risk-adjusted absolute returns with volatility and correlation lower than the broad equity markets by allocating assets to Advisors that operate primarily in the global relative value sector. Relative value strategies seek to profit from the mispricing of financial instruments, capturing spreads between related securities that deviate from their fair value or historical norms. Directional and market exposure is generally held to a minimum or completely hedged. Strategies that may be utilized in the relative value sector include convertible arbitrage, equity arbitrage and fixed-income arbitrage. Other strategies may be employed as well.

                 Old Mutual Absolute Return Master Fund, L.L.C.
              Notes to Financial Statements (Unaudited) (concluded)

13. SUBSEQUENT EVENTS

From October 1, 2009 through November 25, 2009, the Fund received subscriptions in the amount of $441,500.

Effective November 1 2009, the Fund made investments in Portfolio Funds in the amount of $1,400,000.

The Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through November 25, 2009, the date the financial statements were available to be issued. Based on this evaluation, no adjustments were required to the financial statements as of September 30, 2009.

                 Old Mutual Absolute Return Master Fund, L.L.C.
              Investment Management Agreement Approval (Unaudited)

The investment management agreement between Old Mutual Absolute Return Master Fund, L.L.C., a Delaware limited liability company (the "Fund"), and Larch Lane Advisors LLC, a Delaware limited liability company (the "Adviser") (the "Investment Management Agreement"), may be continued in effect from year to year subject to approval by: (i) the Fund's Board of Managers (the "Board"); or (ii) the vote of a majority of the outstanding voting securities, as defined by the 1940 Act, of the Fund, provided that, in either event, the continuance must also be approved by a majority of the managers (the "Managers") who are not "interested persons," as defined by the 1940 Act, of the Fund (the "Independent Managers"), by vote cast in person at a meeting called for the purpose of voting on such approval. The Fund is a master fund in a master/feeder structure in which its feeder funds (each, a "Feeder" and collectively with the Fund, the "Funds") invest substantially all of their assets in the Fund.

At a meeting of the Board held on September 15, 2009, all of the Managers, including all of the Independent Managers, approved the continuance of the Investment Management Agreement for an additional year. In considering whether to renew the Investment Management Agreement, the Board reviewed various materials from counsel and from the Adviser which included: (i) information concerning the services rendered to the Funds by the Adviser and the fees paid by the Funds to the Adviser; (ii) information concerning the individuals responsible for the day-to-day management of the Fund's assets; and (iii) a summary of the legal duties of the Board under the 1940 Act. In particular, the Board considered the following:

(a) THE NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED BY THE ADVISER. The Managers reviewed the services that the Adviser provides to the Fund and reviewed various presentations from management in this regard. In connection with the investment advisory services provided to the Fund, the Board discussed, in detail, with representatives of the Adviser the management of the Fund's investments in accordance with the Fund's stated investment objective and policies and the types of transactions that are entered into on behalf of the Fund. The Board noted that, in addition to the investment advisory services provided to the Fund under the Investment Management Agreement, the Adviser also provides certain administrative and other services necessary for the operation of the Fund (including oversight of the Fund's day-to-day operations and Fund accounting services). Based on its review of the information provided at the meeting, and the discussions with the representatives of the Adviser and counsel to the Fund at the meeting, the Board concluded that the Fund was receiving the services required from the Adviser under the Investment Management Agreement and that these services were of reasonably high quality.

(b) INVESTMENT PERFORMANCE OF THE FUND AND ADVISER. In connection with the evaluation of the services provided by the Adviser, the Board considered the investment performance of the Fund, and compared the performance of the Fund to that of the S&P 500 Index and the HFRI Fund of Funds Index covering periods since the Fund's inception through June 30, 2009. The Board found the Fund's overall returns to be satisfactory.

                 Old Mutual Absolute Return Master Fund, L.L.C.
        Investment Management Agreement Approval (Unaudited) (concluded)

(c) COST OF THE SERVICES PROVIDED AND PROFITS REALIZED BY THE ADVISER FROM THE RELATIONSHIP WITH THE FUNDS. The Managers also considered the cost of the services provided by the Adviser. Under the Investment Management Agreement, the Fund does not pay any investment management fee to the Adviser so long as the Adviser serves as the investment adviser to a Feeder. The Board noted that in the event the Adviser ceases to serve as the Adviser to the Feeders, the Fund will be charged the lowest annual rate that had most recently been charged by the Adviser to a Feeder. The Board considered that, under the Feeders' Investment Management Agreements with the Adviser, the Feeders each pay the Adviser a fee at the annual rate of 1.25% of the Feeder's average net assets. The Board also considered that the Fund also bears the advisory fees charged by the Portfolio Funds. The Board noted that an expense cap is in place for each of the Feeders and the impact of the cap on the Adviser. The Managers reviewed information comparing the advisory fee rate and total expense ratio of the Feeders to those of comparable registered funds.

The profitability realized by the Adviser was also considered. The Board relied principally on information relating to the costs and profitability of the Adviser from its relationship with the Funds. After reviewing the information contained in the Profitability Analysis, the Board observed the Adviser's lack of profitability from its relationship with the Funds. The Managers considered the fact that the Adviser was absorbing a significant portion of the Funds' expenses as a result of the Feeders' expense caps.

The Managers compared both the services rendered and the fees paid under the Investment Management Agreement to other contracts of the Adviser and to contracts of other advisers with respect to similar closed-end registered investment companies. In particular, the Board evaluated the Funds' contractual fee rate for advisory services as compared to the contractual fee rate of other publicly offered closed-end funds that are managed by other investment advisers that invest primarily in unregistered funds. The Board found that the Feeders' (and, thus, the Fund's) advisory fee rates compared favorably to those of other similar registered funds and were in line with other similar accounts managed by the Adviser.

(d) THE EXTENT TO WHICH ECONOMIES OF SCALE WOULD BE REALIZED AS THE FUND GROWS AND WHETHER FEE LEVELS WOULD REFLECT SUCH ECONOMIES OF SCALE. The Board was cognizant of the fact that economies of scale in costs of providing services may be realized when there is a significant increase in a fund's assets. The Independent Managers concluded, however, that the Fund had not begun to reach an appropriate size to support fee reductions based on economies of scale realized by the Adviser in providing services to the Funds.

CONCLUSION. Based on all of the foregoing, and such other matters that were deemed relevant, the Board found the Fund's (and, thus, each Feeder's) level of advisory fees to be fair and reasonable in light of the services provided by the Adviser. No single factor was determinative to the decision of the Board. Based on this determination, all of the Managers who were present at the September 15, 2009 meeting, including all of the Independent Managers, approved the continuance of the Investment Management Agreement for an additional year.

ITEM 2. CODE OF ETHICS.

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

The Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this form N-CSRS.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEMS 12. EXHIBITS.

(a)(1) Not applicable.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant, as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Not applicable.

--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                      Old Mutual Absolute Return Institutional
                                  Fund, L.L.C.

By (Signature and Title)*         /s/ Matthew J. Appelstein
                                  -----------------------------------
                                  Matthew J. Appelstein
                                  President & Chief Executive Officer

Date: December 7, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Matthew J. Appelstein
                                  -----------------------------------
                                  Matthew J. Appelstein
                                  President & Chief Executive Officer

Date: December 7, 2009

By (Signature and Title)*         /s/ Ross Weissman
                                  -----------------------------------
                                  Ross Weissman
                                  Treasurer & Chief Financial Officer

Date: December 7, 2009


* Print the name and title of each signing officer under his or her signature.